LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
Amounts Recognized in Combined Statement of Income
The following table is a summary of amounts recognized in the combined statement of income for the year ended December 31, 2020 and 2019:

Components of lease cost	Year Ended December 31,
(In millions)	2020	2019
Depreciation of right-of-use assets	€94.8	€98.9
Interest expense on lease liabilities	8.4	10.4
Short-term lease costs	2.4	4.4
Sublease income	€3.9	€4.8

Ending Balance and Depreciation of Right-Of-Use Assets by Types of Assets
The table below shows the ending balance and depreciation of right-of-use assets by types of assets:

	Year Ended December 31,		As of December 31,
	2020	2019	2020	2019
(In millions)	Depreciation	Depreciation	Net Book Value	Net Book Value
Real estate	€98.5	€40.8	€178.3	€217.0
Vessels	-	56.7	-	11.7
IT equipment	1.6	1.0	2.0	3.0
Machinery and equipment	3.6	0.4	3.5	1.5
Office furniture and equipment	0.1	-	0.7	0.1
Total	€103.8	€98.9	€184.5	€233.3

Lease Liability
The following is the lease liability recorded as of December 31, 2020 and 2019:

	As of December 31,
(In millions except for discount rate)	2020	2019
Total lease liabilities	€244.3	€284.7
Current lease liabilities	42.0	68.3
Non-current lease liabilities	€202.3	€216.4

Weighted average discount rate	4.0%	4.4%

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases for the year ended December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
(In millions)	2020	2019
Payments for the principal portion of lease liabilities	€105.3	€117.3
Right-of-use assets obtained in exchange for lease obligations	11.7	40.1

Maturity of Lease Liabilities
The following table is a summary of the maturity of lease liabilities for leases as of December 31, 2020:

(In millions)	Lease liabilities
2021	€56.9
2022	41.8
2023	35.4
2024	31.9
2025	15.4
Thereafter	89.7
Total lease payments	271.1
Less: Imputed interest (a)	26.8
Total lease liabilities (b)	€244.3

Note: For leases commencing prior to 2019, minimum lease payments exclude payments to landlords for real estate taxes and common area maintenance.

(a)	Calculated using the interest rate for each lease.

(b)	Includes the current portion of €42.0 million for lease liabilities.

The following table is a summary of the maturity of lease liabilities for leases as of December 31, 2019:

(In millions)	Lease liabilities
2020	€75.5
2021	56.5
2022	46.2
2023	36.2
2024	31.8
Thereafter	76.6
Total lease payments	322.8
Less: Imputed interest (a)	38.1
Total lease liabilities (b)	€284.7

Future Minimum Rental Payments Under Noncancelable Operating Leases Before Adoption of IFRS 16
At December 31, 2018, future minimum rental payments under noncancelable operating leases before the adoption of IFRS 16 were:

(In millions)	Lease liabilities
2019	€70.6
2020	62.4
2021	53.0
2022	44.9
2023	39.7
Thereafter	148.9
Total lease payments	419.5
Less: Imputed interest (a)	17.0
Total lease liabilities (b)	€402.5